INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 10. INCOME TAXES

The income taxprovision (benefit) consists of the following:

	For the Years ended December 31,
	2014	2013
Current:
Federal	$-	$337,016
State and local	-	29,344
Utilization of net operating loss carryforward	-	(346,783)
	-	19,577
Deferred:
Federal	(4,337,272)	202,531
State and local	(463,060)	34,178
	(4,800,332)	236,709
Change in valuation allowance	5,567,665	(781,077)
	767,333	(544,368)
Income tax provision (benefit)	$767,333	$(524,791)

The following isa reconciliation of the expected tax expense (benefit) on the U.S. statutory rate to the actual tax expense (benefit) reflectedin the accompanying statement of operations:

	For the Years Ended December 31,
	2014	2013
U.S. federal statutory rate	(34.00)%	34.00%
State and local taxes, net of federal benefit	(2.98)%	3.63%
Amortization of debt discount	—	13.95%
Debt conversion inducement	—	40.76%
Net operating loss tax adjustment	—	(9.65)%
Other permanent differences	0.29%	3.00%
Alternative minimum tax	—	6.97%
Change in valuation allowance	42.55%	(282.42)%
Income tax provision (benefit)	5.86%	(189.76)%

As of December 31, 2014 and 2013, theCompany’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Years Ended December 31,
	2014	2013
Current deferred tax assets:
Net operating loss carryforwards	$4,556,515	$169,404
Stock-based compensation expense	507,864	442,813
Alternative minimum tax credit carryforwards	15,336	19,283
Reserves and allowances	263,609	97,587
Inventory	269,865	59,320
Accrued expenses and deferred income	53,442	8,824
Severance	27,555	—
Charitable contributions	1,260	1,317
Total current deferred tax assets	5,695,446	798,548
Current deferred tax liabilities:
Section 481 (a) adjustment	—	(24,450)
Property and equipment	—	(7,600)
Total current deferred tax liabilities	—	(32,050)
Net current deferred tax assets	5,695,446	766,498
Valuation allowance	(5,695,446)	—

Net deferred tax assets	$—	$766,498

In assessing therealization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferredtax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxableincome during the periods in which those temporary differences become deductible. Management considers the scheduled reversal ofdeferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After considerationof all of the positive and negative evidence available, management has determined that a valuation allowance of $5,695,446 and$0 are required at December 31, 2014 and 2013, respectively, to reduce the deferred tax assets to amounts that are more likelythan not to be realized. Should the factors underlying management’s analysis change, future valuation adjustments to theCompany’s net deferred tax assets may be necessary.

At December 31,2014 the Company had U.S. federal and state net operating loss carryforwards (“NOLS”) of $12,214,479 and $12,812,444,respectively. At December 31, 2013 the Company had U.S. federal and state NOLS of $251,269 and $1,526,482, respectively. TheseNOLs expire beginning in 2032. Utilization of our NOLS may be subject to an annual limitation under section 382 and similar stateprovisions of the Internal Revenue Code due to changes of ownership that may have occurred or that could occur in the future, asdefined under the regulations.

As required bythe provisions of ASC 740, the Company recognizes the financial statement benefit of a tax position only after determining thatthe relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the morelikely than not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greaterthan 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. Differences between taxpositions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretationare referred to as “unrecognized benefits.” A liability is recognized (or amount of NOL or amount of tax refundableis reduced) for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxingauthority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interestcosts and penalties related to unrecognized tax benefits are required to be calculated and would be classified as interest andpenalties in general and administrative expense in the statement of operations. As of December 31, 2014 and 2013, no liabilityfor unrecognized tax benefit was required to be reported. No interest or penalties were recorded during the years ended December31, 2014 and 2013. The Company does not expect any significant changes in its unrecognized tax benefits in the next year. TheCompany files U.S. federal and Florida, Maryland, Texas, New Jersey and Wisconsin state income tax returns. As of December 31,2014, the Company’s U.S. and state tax returns remain subject to examination by tax authorities beginning with the tax yearended December 31, 2011.